General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of General And Administrative Expenses Abstract
Professional services	$ 457	$ 84	$ 372
Share-based compensation	1,953	420	1,849
Salaries and social benefits	406	21	74
Insurance	645	3	68
Traveling abroad	56	10	50
Others	171	7	92
Total	$ 3,688	$ 545	$ 2,505